Earnings per Common Share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings per Share (Abstract)
Net (loss)/income available to common stockholders	$ (49,263)	$ (89,496)	$ 19,768
Weighted average common shares outstanding	53,301,039	46,118,534	39,235,601
Dilutive effect of RSUs	0	0	366,077
Weighted average common shares - diluted	53,301,039	46,118,534	39,601,678
Basic (loss)/earnings per common share	$ (0.92)	$ (1.94)	$ 0.50
Diluted (loss)/earnings per common share	$ (0.92)	$ (1.94)	$ 0.50